American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income Fund
May 31, 2026

Avantis Core Fixed Income Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 62.2%
Aerospace and Defense — 0.5%
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	299,193
Lockheed Martin Corp., 4.50%, 5/15/36	650,000	632,712
RTX Corp., 5.15%, 2/27/33	250,000	255,084
Textron, Inc., 5.50%, 5/15/35	450,000	459,103
		1,646,092
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 5.15%, 5/22/34	700,000	716,865
United Parcel Service, Inc., 6.20%, 1/15/38	400,000	435,289
		1,152,154
Automobiles — 1.5%
American Honda Finance Corp., 5.85%, 10/4/30	1,000,000	1,039,671
American Honda Finance Corp., 5.05%, 7/10/31	350,000	352,445
American Honda Finance Corp., 5.15%, 7/9/32	750,000	755,524
Toyota Motor Credit Corp., 4.45%, 6/29/29	1,000,000	1,001,681
Toyota Motor Credit Corp., 4.60%, 10/10/31	1,975,000	1,974,003
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	250,046
		5,373,370
Banks — 6.9%
African Development Bank, 4.375%, 11/3/27	500,000	502,494
African Development Bank, 3.50%, 9/18/29	500,000	490,770
Asian Development Bank, 2.375%, 8/10/27	16,000	15,709
Asian Development Bank, 4.375%, 3/6/29	500,000	504,205
Asian Development Bank, 3.625%, 8/28/29	100,000	98,649
Asian Development Bank, 4.125%, 5/30/30	250,000	250,038
Asian Development Bank, 4.375%, 3/22/35(1)	250,000	250,001
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	101,321
Banco Santander SA, 3.80%, 2/23/28	200,000	197,707
Banco Santander SA, 4.38%, 4/12/28	600,000	598,320
Bank of America Corp., VRN, 2.97%, 2/4/33	300,000	271,334
Bank of Montreal, 2.65%, 3/8/27	500,000	494,871
Bank of Montreal, 5.51%, 6/4/31	150,000	155,399
Bank of Montreal, VRN, 4.64%, 9/10/30	650,000	650,954
Bank of Nova Scotia, 5.45%, 8/1/29	600,000	616,584
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	201,859
Barclays PLC, VRN, 5.37%, 2/25/31	200,000	203,304
Barclays PLC, VRN, 6.69%, 9/13/34	1,000,000	1,082,979
Barclays PLC, VRN, 5.79%, 2/25/36	400,000	408,291
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,200,000	1,129,413
Citibank NA, 5.57%, 4/30/34	300,000	312,657
Citigroup, Inc., VRN, 4.91%, 5/24/33	100,000	99,630
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	100,133
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	101,259
European Bank for Reconstruction & Development, 4.375%, 3/9/28	500,000	502,977
European Bank for Reconstruction & Development, 4.125%, 1/25/29	200,000	200,303
European Investment Bank, 3.25%, 11/15/27	250,000	247,490
European Investment Bank, 4.50%, 10/16/28	100,000	101,051
European Investment Bank, 4.75%, 6/15/29	450,000	458,843
European Investment Bank, 3.625%, 7/15/30	250,000	245,477

European Investment Bank, 4.625%, 2/12/35	250,000	254,506
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	200,000	207,118
Fifth Third Bancorp, VRN, 4.77%, 7/28/30	1,000,000	1,000,132
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	200,000	205,282
ING Groep NV, VRN, 5.07%, 3/25/31	900,000	909,496
ING Groep NV, VRN, 6.11%, 9/11/34	800,000	850,442
Inter-American Development Bank, 4.00%, 1/12/28	350,000	349,909
Inter-American Development Bank, 3.125%, 9/18/28	50,000	49,006
Inter-American Development Bank, 2.25%, 6/18/29	500,000	474,093
Inter-American Development Bank, 1.125%, 1/13/31	150,000	131,162
International Bank for Reconstruction & Development, 3.125%, 6/15/27	350,000	347,094
International Bank for Reconstruction & Development, 0.75%, 11/24/27	500,000	476,809
International Bank for Reconstruction & Development, 4.00%, 1/10/31	156,000	155,129
International Bank for Reconstruction & Development, 4.625%, 1/15/32(1)	250,000	255,184
JPMorgan Chase & Co., 6.40%, 5/15/38	750,000	829,312
JPMorgan Chase & Co., VRN, 2.96%, 1/25/33	250,000	226,913
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	200,000	197,270
KeyCorp, VRN, 5.31%, 1/28/37	300,000	295,775
Kreditanstalt fuer Wiederaufbau, 4.00%, 3/15/29	500,000	499,762
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	250,000	256,555
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	150,000	150,642
Landwirtschaftliche Rentenbank, 4.625%, 4/17/29	500,000	507,911
Lloyds Banking Group PLC, 4.55%, 8/16/28	625,000	626,399
Mitsubishi UFJ Financial Group, Inc., 3.68%, 2/22/27	500,000	498,564
Nordic Investment Bank, 3.75%, 5/9/30	200,000	197,113
PNC Financial Services Group, Inc., VRN, 5.37%, 7/21/36	1,125,000	1,136,418
Royal Bank of Canada, 5.00%, 5/2/33	500,000	505,456
Toronto-Dominion Bank, 4.46%, 6/8/32	400,000	394,139
Truist Financial Corp., VRN, 5.07%, 5/20/31	250,000	252,983
Truist Financial Corp., VRN, 4.96%, 10/23/36	1,269,999	1,231,754
Wells Fargo & Co., VRN, 5.15%, 4/23/31	200,000	203,007
Wells Fargo & Co., VRN, 3.35%, 3/2/33	300,000	276,307
		24,545,664
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	243,512
Brown-Forman Corp., 4.75%, 4/15/33	500,000	493,475
Constellation Brands, Inc., 4.90%, 5/1/33	1,300,000	1,289,328
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	499,200
		2,525,515
Biotechnology — 0.8%
AbbVie, Inc., 4.875%, 3/15/30	100,000	101,488
AbbVie, Inc., 4.55%, 3/15/35	250,000	242,983
AbbVie, Inc., 5.20%, 3/15/35	750,000	763,797
Biogen, Inc., 5.05%, 1/15/31	150,000	152,249
Gilead Sciences, Inc., 5.10%, 6/15/35	1,500,000	1,515,776
		2,776,293
Broadline Retail — 0.7%
Amazon.com, Inc., 4.25%, 3/13/31	1,000,000	989,166
Amazon.com, Inc., 4.65%, 11/20/35	500,000	488,795
Amazon.com, Inc., 4.875%, 3/13/36	1,000,000	988,353
		2,466,314
Building Products — 0.0%
Owens Corning, 3.875%, 6/1/30	150,000	145,959
Capital Markets — 4.6%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	650,000	651,629

Ameriprise Financial, Inc., 5.20%, 4/15/35	625,000	627,065
Ares Management Corp., 6.375%, 11/10/28	250,000	259,462
Bank of New York Mellon Corp., VRN, 4.94%, 2/11/31	1,000,000	1,011,594
Blackrock, Inc., 2.40%, 4/30/30	525,000	487,852
Blackrock, Inc., 2.10%, 2/25/32	75,000	65,926
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	109,386
Brookfield Finance, Inc., 4.35%, 4/15/30	575,000	565,986
Brookfield Finance, Inc., 2.72%, 4/15/31	300,000	272,677
Brookfield Finance, Inc., 5.68%, 1/15/35	500,000	510,273
Brookfield Finance, Inc., 5.33%, 1/15/36	270,000	266,852
Charles Schwab Corp., 2.30%, 5/13/31	1,600,000	1,435,557
Charles Schwab Corp., 1.95%, 12/1/31	120,000	104,597
CME Group, Inc., 4.40%, 3/15/30	1,100,000	1,100,235
Deutsche Bank AG, VRN, 6.72%, 1/18/29	200,000	206,546
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	145,565
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	450,000	462,418
Goldman Sachs Group, Inc., VRN, 5.21%, 1/28/31	650,000	658,775
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	150,000	136,056
Intercontinental Exchange, Inc., 4.35%, 6/15/29	725,000	722,615
Intercontinental Exchange, Inc., 5.25%, 6/15/31	1,125,000	1,156,349
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	99,114
Lazard Group LLC, 6.00%, 3/15/31	350,000	365,703
Morgan Stanley, 3.125%, 7/27/26	500,000	499,390
Morgan Stanley, 7.25%, 4/1/32	200,000	226,248
Morgan Stanley, VRN, 5.25%, 4/21/34	700,000	707,188
Nasdaq, Inc., 5.55%, 2/15/34	262,000	270,659
Northern Trust Corp., 1.95%, 5/1/30	200,000	182,360
S&P Global, Inc., 4.25%, 1/15/31(2)	725,000	713,998
S&P Global, Inc., 2.90%, 3/1/32	1,350,000	1,231,918
S&P Global, Inc., 5.25%, 9/15/33	450,000	462,774
State Street Corp., 4.83%, 4/24/30	200,000	202,719
State Street Corp., VRN, 5.15%, 2/28/36	650,000	652,864
		16,572,350
Chemicals — 0.4%
CF Industries, Inc., 5.15%, 3/15/34	138,000	137,743
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,000,000	989,330
EIDP, Inc., 5.125%, 5/15/32	150,000	152,134
		1,279,207
Commercial Services and Supplies — 1.5%
Eaton Capital ULC, 4.45%, 5/9/30	1,050,000	1,047,687
RELX Capital, Inc., 5.25%, 3/27/35	625,000	633,331
Republic Services, Inc., 4.75%, 7/15/30	763,000	770,548
Republic Services, Inc., 5.00%, 12/15/33	1,125,000	1,142,172
Republic Services, Inc., 5.00%, 4/1/34	300,000	302,746
Waste Management, Inc., 4.875%, 2/15/34	300,000	302,916
Waste Management, Inc., 4.95%, 3/15/35	1,125,000	1,126,562
		5,325,962
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.10%, 2/24/35	1,425,000	1,446,913
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	159,878
		1,606,791
Construction Materials — 0.1%
Vulcan Materials Co., 5.35%, 12/1/34	475,000	484,356
Consumer Finance — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	400,000	408,744

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	300,000	314,386
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34	650,000	634,163
American Express Co., VRN, 5.09%, 1/30/31	1,000,000	1,015,512
American Express Co., VRN, 4.80%, 10/24/36	675,000	653,437
Capital One Financial Corp., 6.70%, 11/29/32	750,000	817,391
Capital One Financial Corp., VRN, 6.31%, 6/8/29	100,000	103,187
Capital One Financial Corp., VRN, 5.46%, 7/26/30	650,000	663,040
Capital One Financial Corp., VRN, 5.27%, 5/10/33	300,000	301,731
Sumisho Air Lease Corp., 5.20%, 7/15/31	700,000	703,831
Sumisho Air Lease Corp., 2.875%, 1/15/32	1,000,000	894,986
		6,510,408
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp., 5.45%, 7/5/33	1,250,000	1,272,189
Kroger Co., 5.00%, 9/15/34	650,000	643,771
Sysco Corp., 5.375%, 9/21/35	825,000	826,869
Target Corp., 5.00%, 4/15/35(1)	500,000	501,844
Target Corp., 7.00%, 1/15/38	250,000	289,811
Walmart, Inc., 4.90%, 4/28/35	500,000	505,731
Walmart, Inc., 5.25%, 9/1/35	400,000	415,693
		4,455,908
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	550,000	557,152
Diversified REITs — 3.5%
Boston Properties LP, 6.75%, 12/1/27	450,000	463,742
Brixmor Operating Partnership LP, 5.20%, 4/1/32	200,000	202,154
Brixmor Operating Partnership LP, 5.75%, 2/15/35	450,000	466,577
ERP Operating LP, 3.00%, 7/1/29	825,000	790,821
ERP Operating LP, 4.65%, 9/15/34	575,000	561,679
Essex Portfolio LP, 4.00%, 3/1/29	325,000	320,462
Essex Portfolio LP, 5.375%, 4/1/35	500,000	508,562
Federal Realty OP LP, 3.50%, 6/1/30	400,000	381,596
Host Hotels & Resorts LP, 2.90%, 12/15/31	300,000	268,127
Host Hotels & Resorts LP, 5.50%, 4/15/35	850,000	851,928
Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	900,000	856,662
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	172,754
Mid-America Apartments LP, 4.95%, 3/1/35	775,000	766,578
Prologis LP, 2.25%, 4/15/30	115,000	105,877
Prologis LP, 4.75%, 1/15/31	1,000,000	1,008,351
Prologis LP, 5.125%, 1/15/34	150,000	151,699
Prologis LP, 5.25%, 5/15/35	800,000	811,225
Simon Property Group LP, 2.20%, 2/1/31	200,000	179,961
Simon Property Group LP, 6.25%, 1/15/34	400,000	430,956
Simon Property Group LP, 4.75%, 9/26/34	300,000	293,675
Simon Property Group LP, 5.125%, 10/1/35	700,000	700,057
Welltower OP LLC, 4.50%, 7/1/30	400,000	398,633
Welltower OP LLC, 2.80%, 6/1/31	1,250,000	1,148,888
WP Carey, Inc., 4.65%, 7/15/30	875,000	872,222
		12,713,186
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.75%, 6/1/31	120,000	109,538
Comcast Corp., 4.25%, 10/15/30	210,000	207,553
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	750,000	849,031
Telefonica Europe BV, 8.25%, 9/15/30	500,000	564,724
Verizon Communications, Inc., 4.75%, 1/15/33	200,000	198,183
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	145,958

Verizon Communications, Inc., 4.81%, 3/15/39	1,000,000	941,179
		3,016,166
Electric Utilities — 3.3%
Alabama Power Co., 5.10%, 4/2/35	625,000	630,402
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	369,704
Arizona Public Service Co., 5.70%, 8/15/34	250,000	259,635
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	134,404
Connecticut Light & Power Co., 4.95%, 8/15/34	750,000	748,947
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	211,341
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	106,858
Duke Energy Corp., 5.45%, 6/15/34	650,000	665,590
Duke Energy Florida LLC, 6.40%, 6/15/38	575,000	628,866
Eversource Energy, 5.125%, 5/15/33	1,000,000	1,002,392
Exelon Corp., 5.125%, 3/15/31	150,000	152,475
Florida Power & Light Co., 5.30%, 6/15/34	100,000	102,631
Georgia Power Co., 4.85%, 3/15/31	750,000	757,991
Georgia Power Co., 4.95%, 5/17/33	475,000	478,936
National Rural Utilities Cooperative Finance Corp., 5.00%, 2/7/31	1,000,000	1,017,693
National Rural Utilities Cooperative Finance Corp., 4.02%, 11/1/32	500,000	482,461
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	201,655
NextEra Energy Capital Holdings, Inc., 5.05%, 3/15/30	550,000	558,648
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	204,552
PacifiCorp, 6.25%, 10/15/37	750,000	788,891
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	99,823
Public Service Electric & Gas Co., 4.65%, 3/15/33	625,000	620,469
Puget Energy, Inc., 4.22%, 3/15/32	400,000	384,277
Southern Co., 3.70%, 4/30/30	150,000	145,345
Southwestern Public Service Co., 5.30%, 5/15/35	650,000	655,246
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	251,058
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	196,659
		11,856,949
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	200,000	201,364
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., 4.125%, 11/15/30	500,000	491,754
Flex Ltd., 4.875%, 5/12/30	1,150,000	1,147,636
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	178,650
Tyco Electronics Group SA, 4.50%, 2/9/31	500,000	497,135
		2,315,175
Energy Equipment and Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	800,000	799,512
Halliburton Co., 4.85%, 11/15/35	825,000	803,998
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)(2)	600,000	600,037
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	350,000	351,647
		2,555,194
Entertainment — 0.2%
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	400,000	381,787
Walt Disney Co., 6.40%, 12/15/35	225,000	249,362
		631,149
Financial Services — 1.0%
Apollo Global Management, Inc., 5.15%, 8/12/35	500,000	490,281
Corebridge Financial, Inc., 3.85%, 4/5/29	500,000	488,856
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	257,000
Fiserv, Inc., 5.45%, 3/15/34	315,000	314,227
Mastercard, Inc., 4.875%, 5/9/34	1,400,000	1,410,384

Visa, Inc., 2.05%, 4/15/30	250,000	230,355
Visa, Inc., 4.15%, 12/14/35	500,000	477,862
		3,668,965
Food Products — 1.2%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	63,135
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,100,000	1,005,405
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	91,426
General Mills, Inc., 4.95%, 3/29/33	200,000	199,185
General Mills, Inc., 5.25%, 1/30/35(1)	850,000	850,282
Hershey Co., 4.50%, 5/4/33	500,000	496,009
J.M. Smucker Co., 4.25%, 3/15/35	800,000	746,382
Kellanova, 5.25%, 3/1/33	500,000	511,427
Kraft Heinz Foods Co., 5.20%, 3/15/32	150,000	152,486
Mars, Inc., 5.00%, 3/1/32(2)	250,000	252,681
		4,368,418
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	450,000	470,971
Canadian National Railway Co., 6.25%, 8/1/34	200,000	218,892
Canadian National Railway Co., 4.375%, 9/18/34	650,000	630,750
Canadian National Railway Co., 6.375%, 11/15/37	200,000	221,707
Canadian Pacific Railway Co., 4.80%, 3/30/30	175,000	176,612
CSX Corp., 6.15%, 5/1/37	75,000	81,270
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	750,000	756,123
Ryder System, Inc., 6.60%, 12/1/33	250,000	274,018
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	146,890
Union Pacific Corp., 2.80%, 2/14/32	450,000	410,596
Union Pacific Corp., 4.50%, 1/20/33	475,000	474,027
		3,861,856
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 4.75%, 11/30/36	1,370,000	1,339,315
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	492,687
Medtronic, Inc., 4.375%, 3/15/35	875,000	843,568
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	245,018
		2,920,588
Health Care Providers and Services — 1.3%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	383,500
Cigna Group, 5.40%, 3/15/33	100,000	102,771
Cigna Group, 5.25%, 1/15/36	1,000,000	1,004,154
CVS Health Corp., 5.45%, 9/15/35	500,000	506,267
Elevance Health, Inc., 2.875%, 9/15/29	675,000	640,489
HCA, Inc., 3.625%, 3/15/32	200,000	186,155
HCA, Inc., 5.50%, 6/1/33	250,000	255,430
HCA, Inc., 5.75%, 3/1/35	600,000	617,735
HCA, Inc., 5.125%, 6/15/39	750,000	712,003
Humana, Inc., 2.15%, 2/3/32	200,000	173,463
		4,581,967
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	250,000	210,521
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	371,860
		582,381
Hotels, Restaurants and Leisure — 0.6%
Expedia Group, Inc., 3.25%, 2/15/30	500,000	474,805
Expedia Group, Inc., 2.95%, 3/15/31	500,000	460,261
Hyatt Hotels Corp., 5.75%, 3/30/32	150,000	155,105
Marriott International, Inc., 4.625%, 6/15/30	75,000	74,907

Marriott International, Inc., 5.10%, 4/15/32	150,000	152,579
Marriott International, Inc., 5.50%, 4/15/37	800,000	808,868
		2,126,525
Household Durables — 0.6%
Lennar Corp., 5.20%, 7/30/30	1,000,000	1,015,109
PulteGroup, Inc., 6.00%, 2/15/35	500,000	523,832
Toll Brothers Finance Corp., 5.60%, 6/15/35(1)	750,000	767,347
		2,306,288
Industrial Conglomerates — 0.6%
3M Co., 4.80%, 3/15/30	200,000	201,748
Eaton Corp., 4.15%, 3/15/33	900,000	874,408
Honeywell International, Inc., 4.75%, 2/1/32	9,000	9,025
Honeywell International, Inc., 4.50%, 1/15/34	500,000	490,188
Pentair Finance SARL, 5.90%, 7/15/32	400,000	416,851
		1,992,220
Insurance — 3.3%
Allstate Corp., 5.25%, 3/30/33	250,000	255,018
Allstate Corp., 5.95%, 4/1/36	465,000	490,839
American International Group, Inc., 5.125%, 3/27/33	500,000	505,805
American International Group, Inc., 5.45%, 5/7/35	1,175,000	1,202,658
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,050,000	1,073,458
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	378,872
Chubb INA Holdings LLC, 4.90%, 8/15/35	1,150,000	1,135,451
Chubb INA Holdings LLC, 6.00%, 5/11/37	725,000	775,374
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	150,000	150,716
Fidelity National Financial, Inc., 2.45%, 3/15/31	1,000,000	887,360
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31	700,000	705,386
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	400,000	379,097
MetLife, Inc., 5.375%, 7/15/33	825,000	854,046
Prudential Financial, Inc., 5.20%, 3/14/35	150,000	150,963
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	575,000	598,076
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	235,658
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	500,000	514,463
Travelers Cos., Inc., 6.25%, 6/15/37	1,250,000	1,367,039
		11,660,279
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 4.875%, 5/15/33	600,000	598,452
IT Services — 0.6%
Accenture Capital, Inc., 4.50%, 10/4/34	1,175,000	1,137,526
International Business Machines Corp., 5.20%, 2/10/35	500,000	505,227
VeriSign, Inc., 2.70%, 6/15/31	450,000	407,295
VeriSign, Inc., 5.25%, 6/1/32	250,000	253,572
		2,303,620
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	101,772
Thermo Fisher Scientific, Inc., 4.20%, 3/1/31	500,000	492,365
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	500,000	511,647
Thermo Fisher Scientific, Inc., 4.79%, 10/7/35	550,000	541,891
		1,647,675
Machinery — 1.7%
Caterpillar, Inc., 5.20%, 5/15/35	925,000	946,157
Cummins, Inc., 4.70%, 2/15/31	925,000	931,564
Cummins, Inc., 5.15%, 2/20/34	250,000	254,840
Cummins, Inc., 5.30%, 5/9/35	1,825,000	1,866,512
Deere Funding Canada Corp., 4.15%, 10/9/30	200,000	197,052

Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	260,016
Ingersoll Rand, Inc., 5.45%, 6/15/34	456,000	465,681
John Deere Capital Corp., 3.90%, 6/7/32	625,000	604,618
PACCAR Financial Corp., 4.00%, 9/26/29	500,000	497,693
		6,024,133
Media — 0.1%
Fox Corp., 6.50%, 10/13/33	450,000	484,468
Metals and Mining — 1.7%
Barrick Mining Corp., 6.45%, 10/15/35	100,000	109,895
BHP Billiton Finance USA Ltd., 5.25%, 9/8/30	650,000	666,844
BHP Billiton Finance USA Ltd., 5.30%, 2/21/35(1)	1,275,000	1,305,342
Freeport-McMoRan, Inc., 5.25%, 9/1/29	1,000,000	1,009,299
Kinross Gold Corp., 6.25%, 7/15/33	133,000	142,099
Nucor Corp., 5.10%, 6/1/35	400,000	404,293
Nucor Corp., 6.40%, 12/1/37	400,000	446,324
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	175,000	177,334
Southern Copper Corp., 7.50%, 7/27/35	350,000	406,327
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	93,966
Steel Dynamics, Inc., 5.25%, 5/15/35	475,000	478,918
Vale Overseas Ltd., 3.75%, 7/8/30	750,000	716,956
		5,957,597
Multi-Utilities — 0.9%
Ameren Corp., 5.375%, 3/15/35	475,000	481,364
Consumers Energy Co., 3.60%, 8/15/32	400,000	377,556
Consumers Energy Co., 4.625%, 5/15/33	200,000	198,064
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	105,865
DTE Energy Co., 5.20%, 4/1/30	825,000	839,282
DTE Energy Co., 5.85%, 6/1/34	200,000	209,719
Public Service Enterprise Group, Inc., 4.90%, 3/15/30	700,000	707,174
San Diego Gas & Electric Co., 5.40%, 4/15/35	150,000	153,039
		3,072,063
Oil, Gas and Consumable Fuels — 3.6%
Boardwalk Pipelines LP, 3.60%, 9/1/32	925,000	859,429
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	260,186
BP Capital Markets America, Inc., 5.23%, 11/17/34	750,000	763,851
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	114,944
Chevron USA, Inc., 4.82%, 4/15/32	950,000	965,076
Chevron USA, Inc., 6.00%, 3/1/41	248,000	269,340
ConocoPhillips Co., 6.60%, 10/1/37	100,000	111,380
DCP Midstream Operating LP, 3.25%, 2/15/32	875,000	804,311
Diamondback Energy, Inc., 5.55%, 4/1/35	200,000	206,350
Energy Transfer LP, 5.25%, 4/15/29	650,000	661,501
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	299,648
Enterprise Products Operating LLC, 5.20%, 1/15/36	850,000	856,330
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	286,455
Kinder Morgan, Inc., 5.30%, 12/1/34	850,000	861,471
MPLX LP, 5.40%, 4/1/35	850,000	854,394
ONEOK, Inc., 6.00%, 6/15/35	60,000	62,616
ONEOK, Inc., 5.40%, 10/15/35	700,000	702,069
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34	825,000	846,563
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	650,000	655,313
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	67,586
Targa Resources Corp., 5.65%, 2/15/36	500,000	511,324
TransCanada PipeLines Ltd., 6.20%, 10/15/37	925,000	985,687
Valero Energy Corp., 5.15%, 2/15/30	175,000	178,266

Williams Cos., Inc., 5.60%, 3/15/35	825,000	845,718
		13,029,808
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	296,243
Kenvue, Inc., 4.90%, 3/22/33	600,000	604,252
Unilever Capital Corp., 4.625%, 8/12/34	1,700,000	1,681,322
		2,581,817
Pharmaceuticals — 3.2%
Astrazeneca Finance LLC, 4.90%, 3/3/30	400,000	406,689
AstraZeneca PLC, 6.45%, 9/15/37	1,400,000	1,563,802
Bristol-Myers Squibb Co., 5.10%, 2/22/31	400,000	409,205
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	206,194
Bristol-Myers Squibb Co., 5.20%, 2/22/34	500,000	511,911
Bristol-Myers Squibb Co., 4.125%, 6/15/39	1,600,000	1,433,575
Eli Lilly & Co., 4.75%, 2/12/30	650,000	659,993
Eli Lilly & Co., 4.90%, 10/15/35	850,000	850,717
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	686,000	758,507
Merck & Co., Inc., 4.15%, 3/15/31	250,000	246,028
Merck & Co., Inc., 4.75%, 12/4/35	1,150,000	1,129,361
Novartis Capital Corp., 4.60%, 3/18/33	600,000	596,058
Novartis Capital Corp., 4.20%, 9/18/34	250,000	241,143
Pfizer, Inc., 4.50%, 11/15/32	500,000	494,177
Pfizer, Inc., 7.20%, 3/15/39	700,000	819,146
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	66,031
Takeda U.S. Financing, Inc., 5.20%, 7/7/35	1,000,000	1,002,739
		11,395,276
Professional Services — 0.2%
Paychex, Inc., 5.35%, 4/15/32	150,000	152,002
Paychex, Inc., 1, 5.60%, 4/15/35(1)	150,000	151,722
Verisk Analytics, Inc., 5.25%, 3/15/35	250,000	248,885
		552,609
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 2.50%, 4/1/31	400,000	360,273
CBRE Services, Inc., 5.95%, 8/15/34	325,000	338,909
First Industrial LP, 5.25%, 1/15/31	250,000	253,167
		952,349
Residential REITs — 0.5%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	72,520
AvalonBay Communities, Inc., 4.35%, 12/1/30	200,000	198,391
AvalonBay Communities, Inc., 5.35%, 6/1/34	200,000	205,490
UDR, Inc., 3.20%, 1/15/30	264,000	252,013
UDR, Inc., 3.00%, 8/15/31	875,000	804,566
UDR, Inc., 5.125%, 9/1/34	200,000	199,746
		1,732,726
Retail REITs — 0.3%
Realty Income Corp., 4.50%, 2/1/33	900,000	878,870
Realty Income Corp., 5.125%, 4/15/35	75,000	75,115
		953,985
Semiconductors and Semiconductor Equipment — 2.0%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	152,224
Broadcom, Inc., 5.05%, 4/15/30	650,000	660,916
Broadcom, Inc., 5.15%, 11/15/31	825,000	842,974
Broadcom, Inc., 5.20%, 4/15/32	350,000	357,459
Broadcom, Inc., 4.30%, 11/15/32	760,000	738,116
Intel Corp., 3.90%, 3/25/30	725,000	705,107

KLA Corp., 4.65%, 7/15/32	1,675,000	1,681,822
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	120,054
QUALCOMM, Inc., 4.75%, 5/20/32	1,400,000	1,409,425
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	407,720
		7,075,817
Software — 0.6%
AppLovin Corp., 5.125%, 12/1/29	1,000,000	1,011,814
Autodesk, Inc., 2.85%, 1/15/30	150,000	141,118
Oracle Corp., 6.50%, 4/15/38	250,000	256,615
Salesforce, Inc., 4.50%, 3/15/28	200,000	200,269
Salesforce, Inc., 1.95%, 7/15/31	500,000	437,264
ServiceNow, Inc., 4.70%, 8/15/31	100,000	100,093
ServiceNow, Inc., 5.05%, 5/15/33	100,000	100,507
		2,247,680
Specialized REITs — 1.2%
American Tower Corp., 2.90%, 1/15/30	100,000	94,191
American Tower Corp., 4.90%, 3/15/30	550,000	555,160
American Tower Corp., 2.10%, 6/15/30	1,000,000	905,861
American Tower Corp., 5.35%, 3/15/35	200,000	202,734
Crown Castle, Inc., 5.60%, 6/1/29	150,000	153,790
Crown Castle, Inc., 3.30%, 7/1/30	150,000	141,662
Public Storage Operating Co., 2.30%, 5/1/31	1,600,000	1,439,096
VICI Properties LP, 5.625%, 4/1/35	75,000	75,289
Weyerhaeuser Co., 4.00%, 4/15/30	875,000	852,961
		4,420,744
Specialty Retail — 0.9%
AutoZone, Inc., 4.00%, 4/15/30	150,000	146,667
Home Depot, Inc., 4.90%, 4/15/29	1,500,000	1,524,642
Home Depot, Inc., 4.95%, 6/25/34	1,125,000	1,130,693
Home Depot, Inc., 4.65%, 9/15/35	500,000	487,526
		3,289,528
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	157,274
Dell International LLC/EMC Corp., 5.40%, 4/15/34	475,000	485,915
Dell International LLC/EMC Corp., 5.10%, 2/15/36	850,000	846,914
NetApp, Inc., 5.50%, 3/17/32	250,000	256,024
		1,746,127
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 6/15/32	850,000	861,524
Water Utilities — 0.3%
American Water Capital Corp., 5.25%, 3/1/35	1,150,000	1,169,215
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., 3.80%, 3/15/32	1,000,000	935,072
T-Mobile USA, Inc., 5.125%, 5/15/32	150,000	152,184
Vodafone Group PLC, 6.15%, 2/27/37	630,000	677,616
		1,764,872
TOTAL CORPORATE BONDS (Cost $223,945,176)		222,644,250
U.S. TREASURY SECURITIES — 24.5%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	257,715
U.S. Treasury Bonds, 5.25%, 11/15/28	750,000	771,387
U.S. Treasury Bonds, 1.125%, 8/15/40	2,000,000	1,244,219
U.S. Treasury Bonds, 1.875%, 2/15/41	2,550,000	1,759,450
U.S. Treasury Bonds, 1.75%, 8/15/41	3,300,000	2,199,656
U.S. Treasury Bonds, 2.00%, 11/15/41	1,750,000	1,205,483

U.S. Treasury Bonds, 2.375%, 2/15/42	2,700,000	1,959,609
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,259,543
U.S. Treasury Bonds, 3.125%, 8/15/44	2,525,000	1,965,160
U.S. Treasury Bonds, 2.50%, 2/15/45	2,800,000	1,949,391
U.S. Treasury Bonds, 3.00%, 11/15/45	600,000	450,281
U.S. Treasury Bonds, 2.50%, 2/15/46	2,400,000	1,643,531
U.S. Treasury Notes, 0.875%, 6/30/26	1,000,000	997,731
U.S. Treasury Notes, 1.50%, 8/15/26	1,635,000	1,627,273
U.S. Treasury Notes, 3.75%, 8/31/26	1,450,000	1,450,076
U.S. Treasury Notes, 3.50%, 9/30/26	1,000,000	999,176
U.S. Treasury Notes, 4.625%, 10/15/26	250,000	250,811
U.S. Treasury Notes, 4.125%, 10/31/26	2,000,000	2,002,704
U.S. Treasury Notes, 4.625%, 11/15/26	1,000,000	1,003,815
U.S. Treasury Notes, 1.75%, 12/31/26	500,000	494,201
U.S. Treasury Notes, 4.50%, 5/15/27	1,000,000	1,005,476
U.S. Treasury Notes, 3.875%, 5/31/27	1,000,000	999,792
U.S. Treasury Notes, 0.75%, 1/31/28	1,050,000	995,613
U.S. Treasury Notes, 1.125%, 2/29/28	800,000	761,594
U.S. Treasury Notes, 1.25%, 6/30/28	1,300,000	1,229,033
U.S. Treasury Notes, 3.875%, 7/15/28	1,300,000	1,296,191
U.S. Treasury Notes, 1.125%, 8/31/28	1,500,000	1,407,510
U.S. Treasury Notes, 1.25%, 9/30/28	2,200,000	2,065,164
U.S. Treasury Notes, 3.50%, 11/15/28	1,800,000	1,777,535
U.S. Treasury Notes, 1.50%, 11/30/28	2,000,000	1,880,586
U.S. Treasury Notes, 1.375%, 12/31/28	2,100,000	1,964,074
U.S. Treasury Notes, 1.75%, 1/31/29	2,100,000	1,979,209
U.S. Treasury Notes, 4.00%, 1/31/29	1,000,000	998,789
U.S. Treasury Notes, 2.625%, 2/15/29	2,100,000	2,023,834
U.S. Treasury Notes, 4.25%, 2/28/29	2,100,000	2,110,910
U.S. Treasury Notes, 2.375%, 3/31/29	2,000,000	1,911,250
U.S. Treasury Notes, 2.75%, 5/31/29	2,500,000	2,408,984
U.S. Treasury Notes, 4.00%, 7/31/29	2,550,000	2,545,169
U.S. Treasury Notes, 3.75%, 6/30/30	1,875,000	1,849,805
U.S. Treasury Notes, 4.875%, 10/31/30	650,000	669,475
U.S. Treasury Notes, 0.875%, 11/15/30	2,200,000	1,911,766
U.S. Treasury Notes, 3.75%, 12/31/30(3)	1,620,000	1,594,339
U.S. Treasury Notes, 4.00%, 1/31/31	2,000,000	1,988,477
U.S. Treasury Notes, 4.25%, 2/28/31	2,150,000	2,160,330
U.S. Treasury Notes, 4.125%, 3/31/31	2,000,000	1,998,477
U.S. Treasury Notes, 1.625%, 5/15/31	1,900,000	1,687,066
U.S. Treasury Notes, 1.25%, 8/15/31	1,150,000	994,413
U.S. Treasury Notes, 1.375%, 11/15/31	1,250,000	1,079,981
U.S. Treasury Notes, 1.875%, 2/15/32	2,000,000	1,765,195
U.S. Treasury Notes, 2.75%, 8/15/32	2,100,000	1,930,606
U.S. Treasury Notes, 3.75%, 10/31/32	1,500,000	1,458,047
U.S. Treasury Notes, 3.875%, 12/31/32	500,000	489,023
U.S. Treasury Notes, 3.50%, 2/15/33	2,700,000	2,579,555
U.S. Treasury Notes, 3.875%, 8/15/33	1,750,000	1,704,507
U.S. Treasury Notes, 4.25%, 11/15/34	1,000,000	991,387
U.S. Treasury Notes, 4.625%, 2/15/35	950,000	966,402
U.S. Treasury Notes, 4.25%, 5/15/35	1,400,000	1,384,496
U.S. Treasury Notes, 4.00%, 11/15/35	1,750,000	1,692,852
U.S. Treasury Notes, 4.125%, 2/15/36	1,850,000	1,804,906
TOTAL U.S. TREASURY SECURITIES (Cost $88,632,446)		87,553,030

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 3.50%, TBA	5,000,000	4,502,457
GNMA, 3.50%, TBA	3,500,000	3,153,634
GNMA, 3.50%, TBA	2,500,000	2,250,447
GNMA, 4.50%, TBA	2,500,000	2,405,418
GNMA, 4.50%, TBA	2,000,000	1,922,225
GNMA, 5.00%, TBA	6,000,000	5,918,183
GNMA, 5.00%, TBA	4,000,000	3,950,612
GNMA, 5.00%, TBA	2,000,000	1,970,853
GNMA, 5.50%, TBA	4,250,000	4,269,902
GNMA, 5.50%, TBA	1,500,000	1,509,485
GNMA, 5.50%, TBA	500,000	501,795
UMBS, 2.00%, TBA	750,000	688,989
UMBS, 2.00%, TBA	750,000	688,989
UMBS, 3.00%, TBA	2,000,000	1,747,086
UMBS, 3.00%, TBA	1,000,000	872,918
UMBS, 3.50%, TBA	2,500,000	2,272,725
UMBS, 3.50%, TBA	1,250,000	1,195,673
UMBS, 3.50%, TBA	1,000,000	908,348
UMBS, 4.00%, TBA	6,000,000	5,613,466
UMBS, 4.00%, TBA	3,500,000	3,275,069
UMBS, 4.00%, TBA	2,000,000	1,872,796
UMBS, 4.00%, TBA	1,250,000	1,214,069
UMBS, 4.00%, TBA	1,000,000	970,474
UMBS, 4.50%, TBA	3,000,000	2,877,244
UMBS, 4.50%, TBA	2,500,000	2,400,340
UMBS, 4.50%, TBA	1,000,000	989,471
UMBS, 4.50%, TBA	1,000,000	988,611
UMBS, 5.00%, TBA	2,750,000	2,702,064
UMBS, 5.00%, TBA	2,000,000	1,967,950
UMBS, 5.50%, TBA	2,250,000	2,256,678
UMBS, 5.50%, TBA	1,000,000	1,004,570
UMBS, 5.50%, TBA	1,000,000	1,002,187
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $70,065,850)		69,864,728
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	250,000	250,086
Federal Farm Credit Banks Funding Corp., 4.50%, 8/14/26	235,000	235,345
FHLB, 4.625%, 11/17/26	250,000	251,049
FHLB, 1.25%, 12/21/26	250,000	246,532
FHLB, 3.25%, 6/9/28	250,000	246,315
FHLMC, 0.80%, 10/27/26	250,000	246,920
FHLMC, 6.75%, 3/15/31	250,000	278,375
FNMA, 6.625%, 11/15/30	300,000	330,283
Tennessee Valley Authority, 3.875%, 3/15/28	250,000	249,646
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,334,400)		2,334,551
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 3.875%, 2/14/28	100,000	99,791
Export Development Canada, 4.125%, 2/13/29	500,000	501,087
		600,878
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	197,393
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $803,759)		798,271

SHORT-TERM INVESTMENTS — 11.7%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,801,937	2,801,937
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,500,563	3,500,563
		6,302,500
Treasury Bills(5) — 9.9%
U.S. Treasury Bills, 3.70%, 6/2/26	3,500,000	3,499,654
U.S. Treasury Bills, 3.69%, 6/9/26	5,000,000	4,995,975
U.S. Treasury Bills, 3.70%, 6/11/26	2,500,000	2,497,490
U.S. Treasury Bills, 3.69%, 6/16/26	4,500,000	4,493,192
U.S. Treasury Bills, 3.67%, 6/23/26	5,000,000	4,988,911
U.S. Treasury Bills, 3.68%, 6/30/26	5,000,000	4,985,414
U.S. Treasury Bills, 3.68%, 7/2/26	2,000,000	1,993,783
U.S. Treasury Bills, 3.71%, 7/9/26	4,000,000	3,984,705
U.S. Treasury Bills, 3.68%, 7/14/26	1,500,000	1,493,532
U.S. Treasury Bills, 3.70%, 7/21/26	2,000,000	1,989,959
U.S. Treasury Bills, 3.72%, 7/28/26	500,000	497,128
		35,419,743
TOTAL SHORT-TERM INVESTMENTS (Cost $41,722,718)		41,722,243
TOTAL INVESTMENT SECURITIES — 118.8% (Cost $427,504,349)		424,917,073
OTHER ASSETS AND LIABILITIES — (18.8)%		(67,132,026)
TOTAL NET ASSETS — 100.0%		$357,785,047

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	3	September 2026	$336,656	$2,549
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 45	Sell	1.00%	12/20/30	$7,000,000	$127,331	$42,277	$169,608
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,392,681. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,069,079, which represented 0.6% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $868,029.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,500,563.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$222,644,250	—
U.S. Treasury Securities	—	87,553,030	—
U.S. Government Agency Mortgage-Backed Securities	—	69,864,728	—
U.S. Government Agency Securities	—	2,334,551	—
Sovereign Governments and Agencies	—	798,271	—
Short-Term Investments	$6,302,500	35,419,743	—
	$6,302,500	$418,614,573	—
Other Financial Instruments
Futures Contracts	$2,549	—	—
Swap Agreements	—	$169,608	—
	$2,549	$169,608	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.